OTHER NON-CURRENT ASSETS (Details) $ in Millions, Rp in Billions	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)
OTHER NON-CURRENT ASSETS
Prepaid frequency license fees - net of current portion (Note 33c.i)	Rp 1,987		Rp 1,291
Prepaid expenses	984		446
Prepaid taxes - net of current portion (Note 28a)	967		268
Claims for tax refund - net of current portion (Note 28b)	639		353
Advances	368		781
Security deposits	159		144
Others (each below Rp100 billion)	329		340
Total	Rp 5,433	$ 353	Rp 3,623